Other operating income (Details) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Other operating income
Rolls-Royce settlement	£ 27,910
Government grants	4,113	£ 1,874
R&D tax relief	740	987
Total other operating income	£ 32,763	£ 2,861